Other current financial assets - Summary of Breakdown for Other Current Financial Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	€ 320,894	€ 340,380
At beginning of period	340,380
At end of period	320,894	340,380
FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	289,743	308,532
At beginning of period	308,532	322,326
Investments	25,188	69,922
Disposals	(39,637)	(98,884)
Fair value adjustments	(6,018)	9,619
Realized gains/(losses)	227	1,591
Exchange rate gains/(losses)	1,451	3,958
At end of period	289,743	308,532
FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	26,852	25,712
At beginning of period	25,712	27,837
Investments	5,000	0
Disposals	(2,500)	(2,700)
Fair value adjustments	(1,360)	519
Realized gains/(losses)	0	56
Exchange rate gains/(losses)	0	0
At end of period	26,852	25,712
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	316,595	334,244
At beginning of period	334,244	350,163
Investments	30,188	69,922
Disposals	(42,137)	(101,584)
Fair value adjustments	(7,378)	10,138
Realized gains/(losses)	227	1,647
Exchange rate gains/(losses)	1,451	3,958
At end of period	316,595	334,244
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,075	6,136
At beginning of period	6,136
At end of period	2,075	6,136
Guarantee deposits | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Guarantee deposits | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,224	0
At beginning of period	0
At end of period	2,224	0
Financial receivables | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At end of period	0
Financial receivables | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At end of period	0
Insurance contracts | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	114,975	113,919
At beginning of period	113,919	107,188
Investments	0	6,232
Disposals	0	0
Fair value adjustments	1,056	499
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	0	0
At end of period	114,975	113,919
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	73,127	73,972
At beginning of period	73,972
At end of period	73,127	73,972
Fixed income | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	64,017	68,947
At beginning of period	68,947	88,011
Investments	0	24,756
Disposals	0	(44,713)
Fair value adjustments	(4,930)	1,271
Realized gains/(losses)	0	(380)
Exchange rate gains/(losses)	0	2
At end of period	64,017	68,947
Fixed income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,110	5,025
At beginning of period	5,025	5,174
Investments	5,000	0
Disposals	0	(416)
Fair value adjustments	(915)	267
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	0	0
At end of period	9,110	5,025
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	46,761	41,483
At beginning of period	41,483
At end of period	46,761	41,483
Hedge funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	46,761	41,483
At beginning of period	41,483	36,511
Investments	7,304	10,396
Disposals	0	(7,861)
Fair value adjustments	(2,631)	1,153
Realized gains/(losses)	0	572
Exchange rate gains/(losses)	605	712
At end of period	46,761	41,483
Hedge funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	18,311	15,925
At beginning of period	15,925
At end of period	18,311	15,925
Private equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	18,311	15,925
At beginning of period	15,925	10,583
Investments	6,230	4,505
Disposals	(7,533)	(3,036)
Fair value adjustments	3,282	3,486
Realized gains/(losses)	17	0
Exchange rate gains/(losses)	390	387
At end of period	18,311	15,925
Private equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	14,592	25,408
At beginning of period	25,408
At end of period	14,592	25,408
Equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	14,592	25,408
At beginning of period	25,408	24,843
Investments	0	8,327
Disposals	(7,101)	(10,236)
Fair value adjustments	(3,354)	1,224
Realized gains/(losses)	(590)	1,011
Exchange rate gains/(losses)	229	239
At end of period	14,592	25,408
Equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	13,644	7,945
At beginning of period	7,945
At end of period	13,644	7,945
Private debt | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	13,644	7,945
At beginning of period	7,945	6,894
Investments	5,201	401
Disposals	0	0
Fair value adjustments	498	650
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	0	0
At end of period	13,644	7,945
Private debt | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	12,129	32,898
At beginning of period	32,898
At end of period	12,129	32,898
Real estate funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	12,129	32,898
At beginning of period	32,898	29,073
Investments	2,496	3,826
Disposals	(24,633)	(2,060)
Fair value adjustments	248	1,316
Realized gains/(losses)	800	109
Exchange rate gains/(losses)	320	634
At end of period	12,129	32,898
Real estate funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Commodities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,727
At end of period	2,727
Commodities | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,727	0
At beginning of period	0
Investments	2,991
Disposals	0
Fair value adjustments	(264)
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	2,727	0
Commodities | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At end of period	0
Money market funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	2,587	2,007
At beginning of period	2,007	19,223
Investments	966	11,479
Disposals	(370)	(30,978)
Fair value adjustments	77	20
Realized gains/(losses)	0	279
Exchange rate gains/(losses)	(93)	1,984
At end of period	2,587	2,007
Floating income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	17,742	20,687
At beginning of period	20,687	22,663
Investments	0	0
Disposals	(2,500)	(2,284)
Fair value adjustments	(445)	252
Realized gains/(losses)	0	56
Exchange rate gains/(losses)	0	0
At end of period	€ 17,742	€ 20,687